Summary Prospectus
October 31, 2023

Meridian Small Cap Growth Fund

Link to Prospectus	Link to SAI

Legacy Class Shares: MSGGX; Institutional Class Shares: MSGRX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at https://www.arrowmarkpartners.com/meridian/. To obtain a prospectus, please contact your investment representative or the Fund’s transfer agent at 800-446-6662. The Fund’s prospectus and statement of additional information, each dated October 31, 2023, along with the Fund’s most recent annual report dated June 30, 2023, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website or phone number noted above.

Investment Objective

The MERIDIAN SMALL CAP GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of small capitalization companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.

	Legacy Class Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases	NONE	NONE

Maximum Deferred Sales Charge (Load)	NONE	NONE

Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%

Other Expenses	0.21%	0.15%

Total Annual Fund Operating Expenses	1.21%	1.15%

Fee Waivers and/or Expense Reimbursements and Recoupment	N/A	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment[1],2,3	1.21%	1.10%

[1]

Please note that Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses (if any).

[2]

The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Small Cap Growth Fund so that the ratio of expenses to average net assets of the Meridian Small Cap Growth Fund (excluding Acquired Fund Fees and Expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) does not exceed 1.25% for the Legacy Class and 1.10% for the Institutional Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus without the consent of the Board of Directors.

[3]

For a peroid not to exceed three (3) years on which a waiver of reimbursement in excess of expense limitation is made by the Investment Adviser, the Fund will carry forword, and may repay the Investment Adviser such amounts; provided, however, that such recapture paymens do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the time of the racapture.

Meridian Funds | https://www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund

Link to Prospectus	Link to SAI

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Legacy Class shares or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years

Legacy Class Shares	$123	$384	$665	$1,465

Institutional Class Shares	$112	$360	$627	$1,393

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2023, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common and preferred stocks) of U.S. small capitalization companies. In the view of the Investment Adviser, small capitalization companies are defined as companies whose total market capitalization falls within the range of companies included in the Russell 2000® Growth Index or the S&P SmallCap 600® Index at the time of purchase. Both indices are broad indices of small capitalization stocks. As of September 30, 2022, the market capitalization of the companies in these indices ranged from approximately $26 million to $15 billion. The Fund may also invest up to 20% of its net assets in securities of companies of any market capitalization.

The portfolio managers apply a “bottom up” fundamental research process in selecting investments. In other words, the portfolio managers analyze individual companies to determine if a company presents an attractive investment opportunity and if it is consistent with the Fund’s investment strategies and policies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

Principal Investment Risks

There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.

The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in

Meridian Funds | https://www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund

Link to Prospectus	Link to SAI

ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital by investing primarily in equity securities of small capitalization companies. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in the industrials sector and the healthcare sector, therefore, the Fund’s performance could be negatively impacted by events affecting these sectors.

Industrials Sector Risk — The Fund anticipates it will typically invest a significant portion of its assets in the industrials sector and, therefore the Fund’s performance could be negatively impacted by events affecting the industrials sector. The industrials sector may be adversely affected by, among other things, changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions.

Healthcare Sector Risk — The Fund anticipates it will typically invest a significant portion of its assets in the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the healthcare sector. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.

Performance

The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Legacy Class shares from year-to-year. The performance of the Institutional Class shares of the Fund would have differed from that of Legacy Class shares only to the extent that the Institutional Class shares have higher expenses than Legacy Class shares, which would have resulted in lower performance.

The table shows how the Fund’s average annual returns compare with those of the Russell 2000® Growth Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1-800-446-6662.

Meridian Funds | https://www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund

Link to Prospectus	Link to SAI

Year-by-Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s Legacy Class shares highest quarterly return was 33.73% (for the quarter ended June 30, 2020); and the lowest quarterly return was –31.59% (for the quarter ended March 31, 2020).

For the period January 1, 2023 through September 30, 2023, the total return of the Fund’s Legacy Class shares was 0.37%.

Average Annual Total Returns

(For the year ended December 31, 2022)

MERIDIAN SMALL CAP GROWTH FUND	1 Year	5 Year	Life of Class
Legacy Class Shares (12/16/13)

Return Before Taxes	(24.71)%	4.50%	8.91%

Return After Taxes on Distributions	(26.96)%	1.29%	6.68%

Return After Taxes on Distributions and Sale of Fund Shares[1]	(13.05)%	3.30%	6.94%
Institutional Class Share (12/24/14)

Return Before Taxes	(24.63)%	4.57%	7.12%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	(26.36)%	3.51%	6.42%

[1]

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Meridian Funds | https://www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund

Link to Prospectus	Link to SAI

Management

ArrowMark Colorado Holdings, LLC.

Portfolio Managers

Chad Meade serves as a Co-Portfolio Manager of the Fund. Mr. Meade, who joined the Investment Adviser in 2013, has served as a Co-Portfolio Manager of the Fund since its inception in December 2013.

Brian Schaub, CFA, serves as a Co-Portfolio Manager of the Fund. Mr. Schaub, who joined the Investment Adviser in 2013, has served as a Co-Portfolio Manager of the Fund since its inception in December 2013.

Purchase and Sale of Fund Shares

The following table shows the minimum investment amounts for purchasing share classes of the Meridian Small Cap Growth Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment

Legacy Class Shares[1]	$1,000	$50

Institutional Class Shares	$1,000,000	NONE

[1]	Legacy Class Shares are not offered to the public, except under certain limited circumstances.

The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.

In general, subject to share class eligibility criteria, you may purchase, redeem or exchange shares of the Funds directly with MERIDIAN FUND, INC.® on any day the New York Stock Exchange is open for regular trading, in the following ways:

Regular Mail	Express Mail	By Telephone or Wire	By Internet

MERIDIAN FUND, INC.® P.O. Box 9792 Providence, RI 02940-9694	MERIDIAN FUND, INC.® 4400 Computer Drive Westborough, MA 01581-1722	1-800-446-6662	www.arrowmarkpartners.com/meridian.

You may also purchase, redeem or exchange shares of the Funds by contacting your advisor or other financial intermediary. If you maintain your account with a financial intermediary, you must contact that intermediary to purchase, redeem or exchange shares of the Funds in or from your account with the intermediary. The Funds will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions made through our web site if the Funds follow reasonable security procedures designed to verify the identity of the investor. For telephone transactions, the Funds will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, the Funds recommend the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify the Funds immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone or the Internet, call Shareholder Services for instructions.

Tax Information

Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. Withdrawals from such a tax-advantaged investment plan are subject to special tax rules.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary for more information.

Meridian Funds | https://www.arrowmarkpartners.com/meridian/